Property and Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Electronic equipment	183,893	101,947
Software	18,804	18,656
Leasehold improvement	40,697	13,914
Furniture and office equipment	11,832	3,777
Total	255,226	138,294
Less: accumulated depreciation	(127,986)	(88,491)
Less: accumulated impairment loss	(57,429)	(17,508)
	69,811	32,295